TYPE           	 13F-HR
PERIOD           03/31/2008
FILER            OVERBROOK MANAGEMENT CORP.


SUBMISSION-CONTACT
NAME	            M. GRECCO
PHONE               212-661-8710



uNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
REPORT FOR THE QUARTER ENDED: March 31, 2008

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):       [ ] is a restatement.
	                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
                    Name:          Overbrook Management Corp.
                    Address: 	   122 E. 42nd Street, Suite 2500
                              	   New York, NY 10168
                    13F File Number:28-10593

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person signing this Report on Behalf of Reporting Manager:
Name:               Mary Grecco
Title:              CFO AND CCO
Phone:              (212) 661-8710
Signature	    Place          and, Date of Signing
Mary Grecco         New York, NY  May 9, 2008
Report Type (Check only one.):
                    [ ] 13F HOLDINGS REPORT
                    [ ] 13F NOTICE
                    [x] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:
Form 13F File Number	Name
28-2408			Greenhaven Associates
28-10124		H. A. Schupf
08-1068 		Neuberger Berman

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:      	0
Form 13F Information Table Entry Total:      	57
Form 13F Information Table Value Total:      	223,173


FORM 13F INFORMATION TABLE
NAME
OF			 			VALUE 	 SHARES/ SH/	PUT/	INVESTMENT OTHER VOTING AUTHORITY
ISSUER			CLASS	CUSIP		(x$1000) 	PRN AMT PRNCALL	DISCRETION MGRS. SOLE 	SHARED	 NONE

3M COMPANY		COM	88579Y101	 1,473 	 18,610  SH		SOLE		 18,610
ABBOTT LABS 		COM	002824100	 1,625 	 29,461  SH		SOLE		 29,461
ALCOA INC 		COM	013817101	 5,137 	 142,455 SH		SOLE		 142,455
ALLEGHENY TECHNOLOGIES 	COM	01741r102	 2,044 	 28,640  SH		SOLE		 28,640
AMERICAN EXPRESS CO 	COM	025816109	 3,770 	 86,240  SH		SOLE		 86,240
AIG INC			COM	026874107	 10,672  246,742 SH		SOLE		 246,742
ANADARKO PETE CORP 	COM	032511107	 1,994 	 31,630  SH		SOLE		 31,630
AQUILA INC 		COM	03840p102	 44 	 13,564  SH		SOLE		 13,564
AT&T INC		COM	00206R102	 1,221 	 31,881  SH		SOLE		 31,881
AUTOMATIC DATA PROCESS 	COM	053015103	 688 	 16,238  SH		SOLE		 16,238
AVERY DENNISON CORP 	COM	053611109	 1,034 	 21,000  SH		SOLE		 21,000
BANK OF AMERICA CORP	COM	060505104	 4,082 	 107,677 SH		SOLE		 107,677
BERKSHIRE HATHAWAY INC	COM	084670207	 1,570 	 351 	 SH		SOLE		 351
BP PLC SPONSORED ADR	ADR	055622104	 1,415 	 23,327  SH		SOLE		 23,327
CAMPBELL SOUP CO 	COM	134429109	 412 	 12,150  SH		SOLE		 12,150
CARPENTER TECHNOLOGY 	COM	144285103	 4,966 	 88,720  SH		SOLE		 88,720
CBS CORP NEW CLASS B	COM	124857202	 1,493 	 67,629  SH		SOLE		 67,629
CHEVRON CORPORATION	COM	166764100	 6,934 	 81,233  SH		SOLE		 81,233
CITIGROUP INC		COM	172967101	 979 	 45,722  SH		SOLE		 45,722
COCA COLA CO		COM	191216100	 538 	 8,841 	 SH		SOLE		 8,841
CONOCOPHILLIPS		COM	20825C104	 5,952 	 78,105  SH		SOLE		 78,105
CONSOLIDATED EDISON 	COM	209115104	 234 	 5,889 	 SH		SOLE		 5,889
EVEREST RE GROUP LTD 	COM	g3223r108	 4,837 	 54,030  SH		SOLE		 54,030
EXXON MOBIL CORP	COM	30231G102	 14,341  169,555 SH		SOLE		 169,555
FANNIE MAE 		COM	313586109	 1,148 	 43,615  SH		SOLE		 43,615
FEDEX CORP 		COM	31428X106	 535 	 5,775 	 SH		SOLE		 5,775
GENERAL AMERN INVS FUND	COM	368802104	32,796 1,028,728 SH		SOLE		 1,028,728
GENERAL DYNAMICS CORP 	COM	369550108	 1,701 	 20,400  SH		SOLE		 20,400
GENERAL ELECTRIC CO	COM	369604103	 9,683 	 261,622 SH		SOLE		 261,622
HALLIBURTON COMPANY 	COM	406216101	 11,115  282,614 SH		SOLE		 282,614
HESS CORP		COM	42809H107	 1,411 	 16,000  SH		SOLE		 16,000
HOME DEPOT INC		COM	437076102	 4,946 	 176,847 SH		SOLE		 176,847
HONEYWELL INTL INC	COM	438516106	 3,836 	 67,995  SH		SOLE		 67,995
INTEL CORP		COM	458140100	 5,490 	 259,226 SH		SOLE		 259,226
IBM COR			COM	459200101	 423 	 3,675 	 SH		SOLE		 3,675
iSHARES MSCI EAFE FUND	COM	464287465	 10,474  145,670 SH		SOLE		 145,670
JOHNSON & JOHNSON 	COM	478160104	 13,781  212,443 SH		SOLE		 212,443
JPMORGAN CHASE & CO	COM	46625H100	 3,978 	 92,630  SH		SOLE		 92,630
LOWES COMPANIES INC	COM	548661107	 1,401 	 61,075  SH		SOLE		 61,075
MEDTRONIC INC		COM	585055106	 2,148 	 44,400  SH		SOLE		 44,400
MICROSOFT CORP		COM	594918104	 1,893 	 66,715  SH		SOLE		 66,715
NATIONAL CITY CORP	COM	635405103	 811 	 81,501  SH		SOLE		 81,501
NATIONAL-OILWELL INC.	COM	637071101	 817 	 14,000  SH		SOLE		 14,000
PARTNERRE LTD BERMUDA 	COM	g6852t105	 4,801 	 62,925  SH		SOLE		 62,925
PFIZER INC. 		COM	717081103	 3,806 	 181,825 SH		SOLE		 181,825
PROCTER & GAMBLE CO	COM	742718109	 278 	 3,971 	 SH		SOLE		 3,971
ROO GROUP INC 		COM	776349201	 9 	 41,740  SH		SOLE		 41,740
ROYAL DUTCH SHELL ADR	ADR	780259206	 1,279 	 18,536  SH		SOLE		 18,536
SCHLUMBERGER LTD 	COM	806857108	 1,063 	 12,216  SH		SOLE		 12,216
STATE STR CORP 		COM	857477103	 1,400 	 17,725  SH		SOLE		 17,725
STREETTRACKS GOLD TR	COM	863307104	 5,690 	 62,935  SH		SOLE		 62,935
TEXAS INSTRUMENTS INC	COM	882508104	 4,614 	 163,211 SH		SOLE		 163,211
TIME WARNER INC NEW	COM	887317105	 369 	 26,330  SH		SOLE		 26,330
TOYOTA MOTOR CORP SP 	ADR 	892331307	 5,234 	 51,880  SH		SOLE		 51,880
UNION PAC CORP 		COM	907818108	 1,483 	 11,830  SH		SOLE		 11,830
WACHOVIA CORPORATION 	COM	929903102	 2,073 	 76,775  SH		SOLE		 76,775
WAL-MART STORES INC	COM	931142103	 5,230 	 99,281  SH		SOLE		 99,281
